Right-of-use Assets - Additional Information (Detail) - EUR (€)	1 Months Ended		12 Months Ended
	Jan. 31, 2024	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases			€ 2,916,000	€ 1,942,000	€ 1,241,000
Impairment loss on right of use assets			0
Carrying amount of right of use assets			€ 1,743,000	7,868,000	7,277,000
New Headquarter In Munich Germany [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract			10 years
Lessee operating lease extension term of contract			5 years
Additions to right-of-use assets			€ 22,232,000	€ 1,438,000	€ 1,995,000
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life of real estate			4 years
Bottom of range [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Term of rental contract			4 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life of real estate			15 years
Top of range [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Term of rental contract			6 years
Gilching (Germany) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease expiration year			April 2028
Percentage of the leased property transferred		65.00%
Impairment loss on right of use assets			€ 0
Gilching (Germany) [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of the leased property transferred	65.00%